Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 38,986	$ 40,359
Value added tax	15,219	13,332
Other receivables	9,876	10,778
Amounts held in escrow in connection with acquisitions	3,758	46,802
Amounts held in escrow in connection with acquisitions	2,500	2,500
Prepaid expenses and other current assets	$ 70,339	$ 113,771